Organization and nature of operations	12 Months Ended
Dec. 31, 2025
Organization and nature of operations
Organization and nature of operations

1.            Organization and nature of operations

Xunlei Limited, previously known as Giganology Limited, (the “Company”) was incorporated under the law of the Cayman Islands as a limited liability company on February 3, 2005. The Company completed its initial public offering on June 24, 2014 on the NASDAQ Global Market. Each American Depositary Shares (“ADSs”) of the Company represents five common shares.

These consolidated financial statements include the financial statements of the Company, its subsidiaries, the variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”). As of December 31, 2025, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Xunlei Network Technologies Limited	British Virgin Islands	February 2011	Subsidiary	100%	Investment holding

Xunlei Network Technologies Limited	Hong Kong	March 2011	Subsidiary	100%	Investment holding

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Investment holding

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Investment holding

Shenzhen Xunlei Networking Technologies Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Membership subscription and investment holding

Shenzhen Suqu Network Technology Co., Ltd. (“Shenzhen Suqu”)	PRC	October 2021	VIE	100%	Investment holding

Shenzhen Onething Technologies Co., Ltd. (“Shenzhen Onething”)	PRC	September 2013	VIE’s subsidiary	70 (Note b, 28)%	Cloud computing services

Jiangxi Node Technology Service Co., Ltd. (“Jiangxi Node”)	PRC	July 2020	VIE’s subsidiary	100%	Cloud computing services

Shanghai Kuanghui Network Technology Co., Ltd. (“Shanghai Kuanghui”) (Note 3)	PRC	June 2013	VIE’s subsidiary	100%	Online advertising

Hupu (Shanghai) Information Technology Co., Ltd. (“Hupu Information”)	PRC	September 2021	VIE’s subsidiary	100%	Online advertising

Funi. Pte. Ltd.	Singapore	April 2021	Subsidiary	100%	Live streaming

Fuconnect. Pte. Ltd.	Singapore	February 2022	Subsidiary	100%	Live streaming

Note:

(a)	The English names of the PRC companies represent management’s translation of the Chinese names of these companies as they have not adopted formal English names.
(b)	As of December 31, 2025, the remaining 30% of the equity interest was owned by certain plan participants or share incentive awards holding platforms under the employee share incentive plan, see Note 19 for details.

The Group engages primarily in the provision of premium downloading services to its members, sales of bandwidth, platforms for live streaming services and other services.

To comply with the PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide online services and hold Internet Content Provider (“ICP”) license, the Group mainly conducts its business through the VIEs and their subsidiaries in the PRC.

Through the various contractual agreements, the Company as the primary beneficiary received all of the economic benefits and residual interest and absorbed all of the risks and expected losses from VIEs. As such, the Company consolidates the financial statements of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements in accordance with the presentation as stated in Note 2(b).

1.            Organization and nature of operations (Continued)

The following is a summary of the contractual agreements entered into by and among the Company, Shenzhen Xunlei and legal registered shareholders of Shenzhen Xunlei:

—Loan Agreements between Giganology Shenzhen and the shareholders of Shenzhen Xunlei: Giganology Shenzhen provided interest-free loans of RMB9 million to the legal shareholders of Shenzhen Xunlei for them to make contributions as registered capital into Shenzhen Xunlei. The terms of these agreements last for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until each legal shareholder of Shenzhen Xunlei has repaid the loans in its entirety in accordance with the loan agreement. The legal shareholders would not be allowed to transfer their interests in Shenzhen Xunlei without prior consent of Giganology Shenzhen. According to the loan agreements, the loans can only be repaid in the form of common shares of Shenzhen Xunlei. At any time during the term of the loan agreements, Giganology Shenzhen may, at their sole discretion, requires any of the legal shareholders of Shenzhen Xunlei to repay all or any portion of their outstanding loan under the agreement.

Under a separate loan agreement between Giganology Shenzhen and Mr. Sean Shenglong Zou as a legal registered shareholder of Shenzhen Xunlei, Giganology Shenzhen made an additional interest-free loan of RMB20 million to Mr. Sean Shenglong Zou, the entire amount of which was contributed to the registered capital of Shenzhen Xunlei, increasing the registered capital of Shenzhen Xunlei to RMB30 million. The term of this agreement lasts for two years from the date it was signed, and will be automatically extended afterwards on a yearly basis until Mr. Zou has repaid the loan in its entirety in accordance with the loan agreement. This loan will be deemed to be repaid when all equity interest held by the shareholders in Shenzhen Xunlei has been transferred to Giganology Shenzhen or its designated parties. At any time during the term of this loan agreement, the Company may, at their sole discretion, require all or any portion of the outstanding loan under the agreement to be repaid.

—Business Operation Agreements between Giganology Shenzhen and Shenzhen Xunlei: Under these agreements, Giganology Shenzhen has the rights to direct the operating activities of Shenzhen Xunlei, including the appointment of senior management. The legal shareholders of Shenzhen Xunlei also transferred all their shareholders’ rights to Giganology Shenzhen. The term of this agreement may be extended with Giganology Shenzhen’s confirmation prior to the expiration date. The agreement became expired in November 2016 and has been extended to November 2026.

—Equity Pledge Agreement between Giganology Shenzhen and the legal shareholders of Shenzhen Xunlei: Under this agreement, the legal shareholders of Shenzhen Xunlei pledged all of their equity interests in Shenzhen Xunlei to Giganology Shenzhen. If Shenzhen Xunlei and/or its legal shareholders breach their contractual obligations under this agreement, Giganology Shenzhen, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

—Power of Attorney: Each legal shareholder of Shenzhen Xunlei appointed Giganology Shenzhen as its attorney-in-fact to exercise their shareholders’ rights in Shenzhen Xunlei, including shareholders’ voting rights. Each power of attorney will remain in force for 10 years starting from May 2011 unless the business operation agreement among Giganology Shenzhen, Shenzhen Xunlei and the legal shareholders of Shenzhen Xunlei is terminated in advance. This period may be extended at Giganology Shenzhen’s discretion. The agreement became expired in May 2021 and has been extended to May 2031.

—Service Agreements between Giganology Shenzhen and Shenzhen Xunlei: Under various service agreements, Giganology Shenzhen will provide services including technical support, training, as well as consulting services to Shenzhen Xunlei in exchange for a service fee. These service agreements include the Exclusive Technology Support and Services Agreement, the Exclusive Technology Consulting and Training Agreement and the Software and Proprietary Technology License Contract. Giganology Shenzhen is entitled to service fees equal to 20%, 20% and 40% of the pre-tax operating profit of Shenzhen Xunlei according to the terms and provisions of these agreements, respectively (in aggregate 80% of pre-tax operating profit of Shenzhen Xunlei). In addition, these agreements also allow both parties to review and adjust the above mentioned percentage every six months according to the business operation and income of Shenzhen Xunlei so as to enable Giganology Shenzhen to extract substantially all the after tax operating profit of Shenzhen Xunlei.

1.            Organization and nature of operations (Continued)

For the Exclusive Technology Support and Services Agreement and the Exclusive Technology Consulting and Training Agreement, as provided in the supplemental agreements, the term of these agreements will expire in September 2035 and will be automatically renewed for a further period of ten years thereafter. Giganology Shenzhen is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Shenzhen Xunlei.

For the Proprietary Technology License Contract, the term of this contract became expired in March 2022 and has been extended with Giganology Shenzhen to March 2032. Giganology Shenzhen grants Shenzhen Xunlei a non-exclusive and non-transferable right to use Giganology Shenzhen’s proprietary technology. Shenzhen Xunlei can only use the proprietary technology to conduct business according to its authorized business scope. Giganology Shenzhen or its designated representative(s) owns the rights to any new technology developed due to implementation of this contract.

—Intellectual Properties Purchase Option Agreement between Giganology Shenzhen and Shenzhen Xunlei: Giganology Shenzhen has an option to acquire Shenzhen Xunlei’s intellectual properties at the lowest price permissible by the then-applicable PRC laws and regulation. The term of this contract became expired in March 2022 and had been automatically extended for an additional 10 years at Giganology Shenzhen’s discretion to March 2032.

—Call Option Agreement: Giganology Shenzhen has an option to acquire all of the outstanding shares of Shenzhen Xunlei at a purchase price equal to RMB1 or the lowest price permissible by the then-applicable PRC laws and regulation. The term of the agreement became expired in March 2022 and had been automatically extended for an additional 10 years at Giganology Shenzhen’s discretion to March 2032.

The principal agreements amongst the Shenzhen Suqu, the relevant subsidiaries and VIE shareholders that provide the Company with the power to direct the activities that most significantly impact the economic performance of Shenzhen Suqu and its subsidiaries and provide the Company with economic benefits of Shenzhen Suqu and its subsidiaries contains substantially the same terms as described above other than (i) the agreements that enable the Company to direct the activities most significantly affect Shenzhen Suqu’s economic performance is limited to the Equity Pledge Agreement, and (ii) the agreements that transfer economic benefits from Shenzhen Suqu to the Company is limited to the Exclusive Business Cooperation Agreement.

Risks related to VIE structure

A significant part of the Group’s business is conducted through VIEs, of which the Company is the primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

If a finding was made by PRC authorities under existing laws and regulations and becomes effective, the Group’s operation of certain of its operations and businesses through VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have a severe adverse impact on the Group’s cash flows, financial position and operating performance.

1.            Organization and nature of operations (Continued)

Risks related to VIE structure (Continued)

In addition, it is possible that the contracts among the Company’s subsidiaries, the VIEs and shareholders of VIEs would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC law and regulations or are otherwise not enforceable for public policy reasons. The Group’s operations also depend on the VIEs and their nominee shareholders to honor their contractual arrangements with the Group. In the event that the Group was unable to enforce these contractual arrangements, the Group would not be able to exert effective control over the affected VIEs. Consequently, such VIEs’ results of operations, assets and liabilities would not be included in the Group’s consolidated financial statements. If such were the case, the Group’s cash flows, financial position and operating performance would be severely adversely affected. The Group’s contractual arrangements with respect to VIEs are approved and in place. The Group’s management believes that such contracts constitute valid and legally binding obligations of each party to such contractual arrangements under the PRC laws, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Group’s operations and contractual relationships would find the contracts to be unenforceable.

The following financial information of the consolidated VIEs was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2024	2025
Current assets:
Cash and cash equivalents	42,514	38,892
Short-term investments	14,484	18,229
Accounts receivable, net	27,221	59,970
Amount due from group companies	5,500	3,941
Due from related parties	11,532	12,531
Inventories	1,251	401
Prepayments and other current assets	3,810	6,912
Total current assets	106,312	140,876
Non-current assets:
Long-term investments	6,570	7,104
Property and equipment, net	55,307	54,579
Operating lease assets	450	1,943
Intangible assets, net	4,901	32,722
Deferred tax assets	9,873	8,666
Goodwill	—	39,164
Long-term prepayments and other assets	2,532	2,317
Restricted cash	218	806
Total assets	186,163	288,177
Current liabilities:
Accounts payable	19,330	37,365
Due to related parties	17	8
Amount due to group companies	84,476	83,918
Contract liabilities	36,827	41,662
Income tax payable	6,430	815
Accrued liabilities and other payables	36,342	54,943
Short-term borrowings and current portion of long-term borrowings	2,087	37,209
Lease liabilities, current portion	253	487
Total current liabilities	185,762	256,407
Non‑current liabilities:
Contract liabilities	458	1,624
Deferred tax liabilities	870	5,991
Amount due to group companies	68,901	68,898
Long-term borrowings	27,127	38,413
Lease liabilities	161	1,251
Other long-term payables	480	3,530
Total liabilities	283,759	376,114

1.            Organization and nature of operations (Continued)

Risks related to VIE structure (Continued)

	Years ended December 31,
(In thousands)	2023	2024	2025
Inter-company revenues	—	294	2,416
Third-party revenues	330,860	256,150	336,047
Third-party costs of revenues	(177,060)	(113,684)	(161,678)
Inter-company operating expenses	(12,896)	(12,695)	(11,558)
Third-party operating expenses	(139,613)	(146,261)	(161,111)
Net income/(loss) attributable to Xunlei Limited	6,995	(8,532)	7,658

	Years ended December 31,
(In thousands)	2023	2024	2025
Purchases of goods and services from group companies	—	—	(29,486)
Sales of goods and services to group companies	217	504	2,913
Other operating activities with external parties	27,634	29,803	28,942
Net cash generated from operating activities	27,851	30,307	2,369
Repayment of loans from group companies	—	342	—
Other investing activities with external parties	(21,985)	(10,433)	(70,526)
Net cash used in investing activities	(21,985)	(10,091)	(70,526)
Loans from group companies	437	7,003	60,248
Repayment of loans to group companies	(19,285)	(28,028)	(42,164)
Other financing activities with external parties	(8,837)	6,768	46,431
Net cash (used in)/generated financing activities	(27,685)	(14,257)	64,515